Quarterly Holdings Report
for
Fidelity® China Region Fund
January 31, 2023
HKC-NPRT1-0423
1.813032.118
Common Stocks - 96.2%
	Shares	Value ($)
COMMUNICATION SERVICES - 12.4%
Entertainment - 2.9%
Bilibili, Inc. ADR (a)	223,400	5,585,000
NetEase, Inc.	1,190,900	21,129,089
Sea Ltd. ADR (a)	143,000	9,216,350
		35,930,439
Interactive Media & Services - 9.5%
Tencent Holdings Ltd.	2,387,700	116,350,041
TOTAL COMMUNICATION SERVICES		152,280,480
CONSUMER DISCRETIONARY - 23.0%
Automobiles - 2.4%
Brilliance China Automotive Holdings Ltd.	1,668,000	990,728
BYD Co. Ltd. (H Shares)	107,500	3,404,262
Great Wall Motor Co. Ltd. (H Shares)	4,248,500	5,998,679
Guangzhou Automobile Group Co. Ltd. (H Shares)	9,646,000	6,939,641
Li Auto, Inc.:
ADR (a)(b)	387,000	9,636,300
Class A (a)	249,800	3,056,611
		30,026,221
Hotels, Restaurants & Leisure - 2.4%
Galaxy Entertainment Group Ltd.	1,684,000	11,722,829
Trip.com Group Ltd. (a)	144,000	5,297,105
Trip.com Group Ltd. ADR (a)	330,400	12,145,504
		29,165,438
Household Durables - 1.0%
Haier Smart Home Co. Ltd. (A Shares)	3,282,727	12,549,714
Internet & Direct Marketing Retail - 13.8%
Alibaba Group Holding Ltd. (a)	5,675,200	78,026,446
JD.com, Inc. Class A	445,300	13,222,460
Meituan Class B (a)(c)	2,384,658	53,311,125
Pinduoduo, Inc. ADR (a)	261,205	25,592,866
		170,152,897
Specialty Retail - 0.5%
China Tourism Group Duty Free Corp. Ltd. (A Shares)	197,200	6,246,208
Textiles, Apparel & Luxury Goods - 2.9%
Li Ning Co. Ltd.	1,458,000	14,413,298
LVMH Moet Hennessy Louis Vuitton SE	15,900	13,880,310
Shenzhou International Group Holdings Ltd.	555,300	6,993,236
		35,286,844
TOTAL CONSUMER DISCRETIONARY		283,427,322
CONSUMER STAPLES - 4.4%
Beverages - 2.7%
Kweichow Moutai Co. Ltd. (A Shares)	84,845	23,269,886
Wuliangye Yibin Co. Ltd. (A Shares)	337,760	10,513,552
		33,783,438
Food Products - 0.7%
Uni-President Enterprises Corp.	3,562,000	7,995,422
Household Products - 0.5%
C&S Paper Co. Ltd. (A Shares)	2,955,102	5,617,262
Personal Products - 0.5%
Proya Cosmetics Co. Ltd. (A Shares)	267,260	6,542,613
TOTAL CONSUMER STAPLES		53,938,735
ENERGY - 1.2%
Energy Equipment & Services - 1.2%
China Oilfield Services Ltd. (H Shares)	12,112,000	14,680,157
FINANCIALS - 14.5%
Banks - 5.0%
China Construction Bank Corp. (H Shares)	39,046,610	25,274,516
E.SUN Financial Holdings Co. Ltd.	10,363,554	8,480,799
Hang Seng Bank Ltd.	248,800	4,143,321
Industrial & Commercial Bank of China Ltd. (H Shares)	43,988,000	23,530,013
		61,428,649
Capital Markets - 2.1%
Hong Kong Exchanges and Clearing Ltd.	560,200	25,196,446
Diversified Financial Services - 1.1%
Far East Horizon Ltd.	15,430,500	13,938,000
Insurance - 6.3%
AIA Group Ltd.	5,481,200	61,979,480
China Pacific Insurance (Group) Co. Ltd. (H Shares)	3,048,000	8,380,374
Ping An Insurance Group Co. of China Ltd. (H Shares)	955,500	7,422,039
		77,781,893
TOTAL FINANCIALS		178,344,988
HEALTH CARE - 6.2%
Biotechnology - 1.4%
Innovent Biologics, Inc. (a)(c)	1,021,000	5,560,829
Zai Lab Ltd. (a)	986,000	4,124,247
Zai Lab Ltd. ADR (a)	182,900	7,707,406
		17,392,482
Health Care Equipment & Supplies - 0.9%
MicroTech Medical (Hangzhou) Co. Ltd. (H Shares) (a)(c)	1,091,500	1,156,299
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	211,015	10,436,179
		11,592,478
Life Sciences Tools & Services - 2.3%
Hangzhou Tigermed Consulting Co. Ltd. (H Shares) (c)	391,600	5,136,884
Pharmaron Beijing Co. Ltd. (H Shares) (c)	614,900	4,507,168
WuXi AppTec Co. Ltd. (H Shares) (c)	346,500	4,502,434
Wuxi Biologics (Cayman), Inc. (a)(c)	1,622,500	13,548,537
		27,695,023
Pharmaceuticals - 1.6%
Asymchem Laboratories Tianjin Co. Ltd. (H Shares) (c)	453,940	7,256,514
Hansoh Pharmaceutical Group Co. Ltd. (c)	3,340,000	6,836,017
Zhejiang Starry Pharmaceutical Co. Ltd.	1,814,233	5,930,824
		20,023,355
TOTAL HEALTH CARE		76,703,338
INDUSTRIALS - 3.8%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Class A (a)(d)(e)	10,000	770,000
Air Freight & Logistics - 0.4%
Milkyway Chemical Supply Chain Service Co. Ltd. (A Shares)	308,329	5,491,226
Construction & Engineering - 0.3%
China State Construction International Holdings Ltd.	2,922,000	3,499,806
Electrical Equipment - 0.3%
Sungrow Power Supply Co. Ltd. (A Shares)	191,634	3,711,544
Machinery - 2.2%
Shenzhen Inovance Technology Co. Ltd. (A Shares)	1,038,213	10,989,431
Sinotruk Hong Kong Ltd.	1,842,500	3,185,594
Techtronic Industries Co. Ltd.	437,500	5,640,155
Weichai Power Co. Ltd. (H Shares)	3,298,000	4,980,270
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	693,784	2,639,536
		27,434,986
Marine - 0.2%
SITC International Holdings Co. Ltd.	1,270,000	2,774,441
Professional Services - 0.3%
Centre Testing International Group Co. Ltd. (A Shares)	923,700	3,254,094
TOTAL INDUSTRIALS		46,936,097
INFORMATION TECHNOLOGY - 23.9%
Communications Equipment - 0.3%
ZTE Corp. (H Shares)	1,608,800	3,885,297
Electronic Equipment & Components - 1.0%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	2,213,000	7,373,382
Yageo Corp.	287,000	5,204,810
		12,578,192
IT Services - 1.0%
TravelSky Technology Ltd. (H Shares)	3,063,000	6,366,611
Vnet Group, Inc. ADR (a)	997,372	5,864,547
		12,231,158
Semiconductors & Semiconductor Equipment - 21.6%
Advanced Micro-Fabrication Equipment, Inc., China (A Shares) (a)	201,600	3,150,481
eMemory Technology, Inc.	190,481	10,434,735
MediaTek, Inc.	714,000	17,236,008
Micron Technology, Inc.	102,100	6,156,630
Parade Technologies Ltd.	287,608	8,886,204
Silergy Corp.	329,574	6,700,850
SK Hynix, Inc.	86,410	6,243,607
Taiwan Semiconductor Manufacturing Co. Ltd.	11,717,000	206,588,627
		265,397,142
TOTAL INFORMATION TECHNOLOGY		294,091,789
MATERIALS - 3.8%
Chemicals - 0.1%
Weihai Guangwei Composites Co. Ltd. (A Shares)	106,058	1,135,476
Construction Materials - 0.3%
West China Cement Ltd.	24,942,000	3,057,755
Containers & Packaging - 1.0%
Shenzhen YUTO Packaging Technology Co. Ltd. (A Shares)	2,677,971	12,493,656
Metals & Mining - 2.4%
Lynas Rare Earths Ltd. (a)	486,256	3,255,063
Zijin Mining Group Co. Ltd. (H Shares)	15,768,000	26,081,093
		29,336,156
TOTAL MATERIALS		46,023,043
REAL ESTATE - 2.8%
Equity Real Estate Investment Trusts (REITs) - 0.3%
Link (REIT)	426,477	3,413,679
Real Estate Management & Development - 2.5%
China Resources Mixc Lifestyle Services Ltd. (c)	1,142,000	6,579,815
Hysan Development Co. Ltd.	925,000	3,112,114
KE Holdings, Inc. ADR (a)	580,131	10,639,603
Longfor Properties Co. Ltd. (c)	2,394,000	7,910,044
Seazen Group Ltd. (a)	7,250,000	2,824,831
		31,066,407
TOTAL REAL ESTATE		34,480,086
UTILITIES - 0.2%
Gas Utilities - 0.2%
Kunlun Energy Co. Ltd.	3,484,000	2,747,674
TOTAL COMMON STOCKS (Cost $957,254,032)		1,183,653,709

Preferred Stocks - 1.5%
	Shares	Value ($)
Convertible Preferred Stocks - 0.9%
COMMUNICATION SERVICES - 0.6%
Interactive Media & Services - 0.6%
ByteDance Ltd. Series E1 (a)(d)(e)	38,752	7,669,796

HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
dMed Biopharmaceutical Co. Ltd. Series C (a)(d)(e)	275,211	3,021,817

TOTAL CONVERTIBLE PREFERRED STOCKS		10,691,613
Nonconvertible Preferred Stocks - 0.6%
CONSUMER DISCRETIONARY - 0.1%
Internet & Direct Marketing Retail - 0.1%
ZKH Group Ltd. Series F (e)	3,131,343	1,471,731

INFORMATION TECHNOLOGY - 0.5%
Technology Hardware, Storage & Peripherals - 0.5%
Samsung Electronics Co. Ltd.	136,330	6,110,220

TOTAL NONCONVERTIBLE PREFERRED STOCKS		7,581,951
TOTAL PREFERRED STOCKS (Cost $15,999,853)		18,273,564

Money Market Funds - 3.8%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (f)	37,381,716	37,389,193
Fidelity Securities Lending Cash Central Fund 4.38% (f)(g)	9,251,173	9,252,098
TOTAL MONEY MARKET FUNDS (Cost $46,641,291)		46,641,291

TOTAL INVESTMENT IN SECURITIES - 101.5% (Cost $1,019,895,176)	1,248,568,564
NET OTHER ASSETS (LIABILITIES) - (1.5)%	(18,463,220)
NET ASSETS - 100.0%	1,230,105,344

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $116,305,666 or 9.5% of net assets.

(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,461,613 or 0.9% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ByteDance Ltd. Series E1	11/18/20	4,246,219

dMed Biopharmaceutical Co. Ltd. Series C	12/01/20	3,908,863

Space Exploration Technologies Corp. Class A	2/16/21	419,990

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	31,370,924	83,565,777	77,547,508	224,881	-	-	37,389,193	0.1%
Fidelity Securities Lending Cash Central Fund 4.38%	4,494,305	36,553,214	31,795,421	16,595	-	-	9,252,098	0.0%
Total	35,865,229	120,118,991	109,342,929	241,476	-	-	46,641,291

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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